Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2025	Jan. 13, 2023	Dec. 31, 2025
Maine Settlement [Member]
Loss Contingencies [Line Items]
Settlement amount	$ 1,900
BitAccess [Member]
Loss Contingencies [Line Items]
Minority shareholders ownership percentage			17.86%
BitAccess [Member] | Minority Shareholders of BitAccess [Member]
Loss Contingencies [Line Items]
Minority shareholders ownership percentage			20.00%
Digital Gold [Member]
Loss Contingencies [Line Items]
Allegations by plaintiff			The Claimant alleges that Bitcoin Depot’s June 30, 2023 closing of its business combination with GSR II Meteora Acquisition Corp. (the “GSR Transaction”) constituted a “Parent Liquidity Event” (“PLE”) under the BitAccess Shareholders Agreement (“SHA”).
Description of damages sought			The Company intends to vigorously defend the matter, but there can be no assurance as to the outcome, and as such no liability has been recorded. The range of potential loss related to the identified claim is between $0 and $10.4 million, the amount of damages that are being sought in the lawsuit.
Loss contingency damages sought value			$ 10,400
Loss contingency, estimated possible loss			$ 4,444
Digital Gold [Member] | BitAccess [Member]
Loss Contingencies [Line Items]
Ownership percentage			80.00%
Maximum [Member] | Digital Gold [Member]
Loss Contingencies [Line Items]
Loss contingency, estimated possible loss			$ 10,400
Minimum [Member] | Digital Gold [Member]
Loss Contingencies [Line Items]
Loss contingency, estimated possible loss			0
Lux Vending LLC [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought value		$ 23,000
Cash transaction value of business combination		880,000
Lux Vending LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency damages awarded value			$ 655,000
Loss contingency, estimated possible loss		23,000
Lux Vending LLC [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimated possible loss		$ 0
Cash Cloud, Inc [Member]
Loss Contingencies [Line Items]
Allegations by plaintiff			The underlying claims were brought in arbitration by Cash Cloud, Inc., a Nevada corporation (“Cash Cloud”) on August 16, 2022, under the rules of the Canadian Arbitration Association. The claims brought by Cash Cloud allege breaches of the 2020 Master Purchase Agreement between BitAccess and Cash Cloud including alleged performance failures of BitAccess hardware and software.
Loss contingency damages sought value			$ 18,500
Loss contingency damages awarded value			$ 18,500
Commonwealth of Massachusetts [Member]
Loss Contingencies [Line Items]
Allegations by plaintiff			On February 3, 2026, Bitcoin Depot Operating LLC and the Company were made aware of a civil complaint from the Attorney General of the Commonwealth of Massachusetts (the “Massachusetts AG”) in connection with a suit filed against the Company in the Superior Court of the Commonwealth of Massachusetts for Suffolk County. The complaint alleges that the Company violated certain provisions of the Massachusetts Consumer Protection Act, Chapter 93A, in connection with the operation of the Company’s cryptocurrency kiosks in Massachusetts.
Description of damages sought			The Company intends to vigorously defend the matter although there can be no assurance as to the outcome. A reasonable estimate of the amount of any possible loss or range of loss cannot be made at this time.
Attorney General of the State of Lowa [Member]
Loss Contingencies [Line Items]
Allegations by plaintiff			In March 2025, two of our subsidiaries were served with a civil complaint from the Attorney General of the State of Iowa (the “Iowa AG”) in connection with a suit filed against us by the Iowa AG, on behalf of the state of Iowa, in the Iowa District Court for Polk County. The complaint alleges that our subsidiaries violated certain provisions of the Iowa Consumer Fraud Act as a result of Bitcoin withdrawals made from our ATMs being used by our customers to make payments under a variety of fraudulent schemes. The complaint further alleges that Bitcoin Depot should have known that the purpose of these withdrawals was to make payment under such schemes and that it should have taken additional steps to protect its customers.
Description of damages sought			While we believe that the Iowa AG is misinterpreting the related act and we have other strong defenses, we cannot assure you of the ultimate outcome of the claim. Although the Company does not believe that this matter will have a material adverse effect on its business, financial position, results of operations or cash flows, the Company can provide no assurance as to the scope and outcome of this matter and no assurance as to whether there will be a material adverse effect to its business or its Consolidated Financial Statements. A reasonable estimate of the amount of any possible loss or range of loss cannot be made at this time.